INTEGRITY GROWTH & INCOME FUND
Schedule of Investments October 31, 2022 (unaudited)
		Fair
	Shares	Value
COMMON STOCKS (99.5%)

Communication Services (5.2%)
Walt Disney Co/The	22,000	$2,343,880
AT&T Inc	65,000	1,184,950
		3,528,830
Consumer Discretionary (13.3%)
Home Depot Inc/The	6,000	1,776,780
Lowe's Cos Inc	10,000	1,949,500
Starbucks Corp	26,000	2,251,340
Target Corp	18,000	2,956,500
		8,934,120
Consumer Staples (5.6%)
Kimberly Clark Corp	14,000	1,742,440
PepsiCo Inc	11,000	1,997,380
		3,739,820
Financials (10.6%)
Bank of America Corp	30,000	1,081,200
PNC Financial Services Group Inc/The	6,000	970,980
BlackRock Inc	3,000	1,937,730
JPMorgan Chase & Co	12,000	1,510,560
S&P Global Inc	5,000	1,606,250
		7,106,720
Health Care (9.3%)
Thermo Fisher Scientific Inc	5,000	2,569,850
*Edwards Lifesciences Corp	20,000	1,448,600
UnitedHealth Group Inc	4,000	2,220,600
		6,239,050
Industrials (14.7%)
Caterpillar Inc	5,500	1,190,530
Deere & Co	7,000	2,770,740
FedEx Corp	7,000	1,121,960
3M Co	8,000	1,006,320
Waste Management Inc	13,000	2,058,810
Trane Technologies PLC	11,000	1,755,930
		9,904,290
Information Technology (36.3%)
Advanced Micro Devices Inc	17,000	1,021,020
Apple Inc	20,000	3,066,800
Intel Corp	63,000	1,791,090
Intuit Inc	5,000	2,137,500
KLA Tencor Corp	6,000	1,898,700
Lam Research Corp	4,000	1,619,120
Microsoft Corp	6,000	1,392,780
QUALCOMM Inc	20,000	2,353,200
Cisco Systems Inc	35,000	1,590,050
Mastercard Inc	7,000	2,297,260
NVIDIA Corp	16,000	2,159,520
Visa Inc	15,000	3,107,400
		24,434,440
Materials (3.3%)
Air Products & Chemicals Inc	9,000	2,253,600

Utilities (1.2%)
Exelon Corp	21,000	810,390

TOTAL COMMON STOCKS (COST: $49,491,786)		$66,951,260

OTHER ASSETS LESS LIABILITIES (0.5%)		$345,831

NET ASSETS (100.0%)		$67,297,091

*Non-income producing
PLC - Public Limited Company

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2022, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Integrity Growth & Income Fund
Investments at cost	$49,491,786
Unrealized appreciation	$21,531,672
Unrealized depreciation	($4,072,198)
Net unrealized appreciation (depreciation)*	$17,459,474

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2022:

Integrity Growth & Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 66,951,260	$ -	$ -	$ 66,951,260
Total	$ 66,951,260	$ -	$ -	$ 66,951,260